INVENTORIES	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
INVENTORIES
NOTE 5 – INVENTORIES

	December 31,
	2016	2015

Raw materials	$24,777,049	$26,474,521
Work-in-progress	241,135	168,612
Finished goods	1,101,345	633,088
Less: reserve for inventories.	(120,347)	-
Inventories, net	$25,999,182	$27,276,221